Investments in Associates - Narrative - (b) (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of associates [line items]
Impairment of Rand Refinery	R 23	R 0	R 0
Rand Refinery
Disclosure of associates [line items]
Impairment of Rand Refinery	R 23
Rand Refinery
Disclosure of associates [line items]
Ownership interest (as a percent)	10.38%
Dividend income	R 52	R 27